Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	27,064,633		17,500,000
Common stock, shares outstanding	27,064,633		17,500,000
Iris Parent Holding Corp
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares authorized			1,000	1,000
Common stock, shares issued			100	100
Common stock, shares outstanding			100	100